Fees Summary	Dec. 02, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 7,142,000
Previously Paid Amount	0
Total Fee Amount	1,093.44
Total Offset Amount	0
Net Fee	$ 1,093.44